Income Taxes (Details) $ in Millions		6 Months Ended	12 Months Ended				36 Months Ended
	Mar. 16, 2007	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2018
Income Taxes [Line Items]
Tax rate									8.25%
Taxable income | $				$ 1
Preferential tax rate			5.00%	5.00%
Withholding income tax rate			10.00%	10.00%
Operating loss carryforwards (in Yuan Renminbi)		¥ 96,584,149	¥ 96,584,149		¥ 26,026,356
Net operating loss carryforwards (in Yuan Renminbi)			7,872,413		4,340,076
Valuation allowance (in Yuan Renminbi)			¥ 24,156,986		1,436,620
Enterprise Income Tax Law [Member]
Income Taxes [Line Items]
Tax rate	25.00%
PRC Income Tax [Member]
Income Taxes [Line Items]
Tax rate			15.00%	15.00%
Income tax reduction percentage			40.00%	40.00%
According to Taxation [2019] [Member]
Income Taxes [Line Items]
Taxable income						¥ 1,000,000		¥ 3,000,000
According to Taxation [2019] [Member] | Minimum [Member]
Income Taxes [Line Items]
Taxable income						¥ 1,000,000
Preferential tax rate						2.50%
According to Taxation [2019] [Member] | Maximum [Member]
Income Taxes [Line Items]
Taxable income						¥ 3,000,000
Preferential tax rate						10.00%
According to Taxation [2022] [Member]
Income Taxes [Line Items]
Taxable income					1,000,000
According to Taxation [2022] [Member] | Minimum [Member]
Income Taxes [Line Items]
Taxable income					¥ 1,000,000
Preferential tax rate					2.50%
According to Taxation [2022] [Member] | Maximum [Member]
Income Taxes [Line Items]
Taxable income					¥ 3,000,000
Preferential tax rate					5.00%
Hong Kong [Member]
Income Taxes [Line Items]
Withholding income tax rate			5.00%	5.00%
Ownership [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Dividend percentage		25.00%	25.00%
Forecast [Member]
Income Taxes [Line Items]
Taxable income							¥ 3,000,000
Qingtian International School [Member]
Income Taxes [Line Items]
Tax rate					25.00%
Lishui International School [Member]
Income Taxes [Line Items]
Tax rate		25.00%
PRC Income Tax [Member]
Income Taxes [Line Items]
Tax rate			25.00%	25.00%